PRUDENTIAL'S GROUP VARIABLE UNIVERSAL LIFE INSURANCE

                        SUPPLEMENT DATED AUGUST 27, 2002
                                     TO THE
            AICPA GROUP VARIABLE UNIVERSAL LIFE INSURANCE PROSPECTUS
                                DATED MAY 1, 2002

The Report of Independent Accountants on Page B-41 of the AICPA Group Variable Universal Life Insurance prospectus is hereby amended to include the name of PricewaterhouseCoopers LLP, and now reads as follows:

                        REPORT OF INDEPENDENT ACCOUNTANTS

             To the Board of Directors and Stockholder of The Prudential Insurance Company of America

             In our opinion, the accompanying consolidated statements of financial position and the related consolidated statements of operations, of stockholder's equity and of cash flows present fairly, in all material respects, the financial position of The Prudential Insurance Company of America and its subsidiaries at December 31, 2001 and 2000, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

             PricewaterhouseCoopers LLP
             New York, New York
             February 12, 2002